Note 1 - Nature of Operations (Details)		12 Months Ended
	Jul. 03, 2007 USD ($) $ / shares shares	Dec. 31, 2015
Disclosure Text Block [Abstract]
Share Price | $ / shares	$ 5.00
Stock Issued During Period, Shares, New Issues | shares	2,777,250
Stock Issued During Period, Value, New Issues	$ 13,886,250
Payments of Stock Issuance Costs	535,000
Payments to Acquire Businesses and Interest in Affiliates	$ 7,100,000
Percentage of Proceeds Invested in Bank	53.00%
Number of Wholly-Owned Subsidiaries		5
Number of Subsidiary Branch Offices		2